Statutory Reserves And Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 01, 2024
Disclosure Of Statutory Reserves And Restricted Net Assets [Line Items]
Statutory reserve made	¥ 0	¥ 0
Percentage of restricted net asset to consolidated net asset	25.00%
Variable Interest Entity And Subsidiaries [Member]
Disclosure Of Statutory Reserves And Restricted Net Assets [Line Items]
Statutory Reserve			¥ 4,180